Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Expense for the year	$ 42.3	$ 34.1
Adjustment in respect of prior years	(3.2)	6.0
Current income tax expense	39.1	40.1
Origination and reversal of temporary differences in the current year	20.2	(7.7)
U.S. Tax Reform impact		2.0
Impact of changes in tax rate	(1.0)	2.9
Change in unrecognized deductible temporary differences	(0.1)
Change in unrecognized deductible temporary differences		19.0
Adjustments in respect of prior years	3.4	(6.2)
Other	0.2
Deferred income tax expense	22.7	10.0
Total income tax expense	$ 61.8	$ 50.1